Cash and cash equivalents - Schedule of Cash and Cash Equivalents Held in U.S. dollar and Euros (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	$ 10,671	$ 4,835	$ 18,474
U.S. dollar denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	9,720	2,869	18,135
Euro denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	466	1,564	154
GBP denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	19	143	76
SGP denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	23	47	44
NIS denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	428	160	14
RMB denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	3	35	29
Other currencies denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	$ 12	$ 17	$ 22